PELLEGRINO, LLC

303 West Lancaster Avenue, Suite 302 ■ Wayne, PA 19087

TEL (856) 292-8331 ■ FAX (856) 504-0202

mp@pell-law.com ■ www.pell-law.com

Michael T. Pellegrino

Attorney at Law

Admitted in Pennsylvania

& New Jersey

September 24, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Alpha Architect ETF Trust (the “Trust”)

File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF (the “Funds”), is Post-Effective Amendment No. 34 and Amendment No. 37 to the Trust’s Registration Statement on Form N-1A (this “PEA”) for the purpose of, among other things, reflect changes to each of the Fund’s indices. In addition, this PEA is being filed to supersede post-effective Amendment filing No. 33 and Amendment No. 36, which was inadvertently filed last evening after the EDGAR filing deadline, and therefore contained incorrect dates.

If you have any questions regarding the enclosed, please do not hesitate to contact Michael T. Pellegrino of Pellegrino, LLC at (856) 292-8331 or Michael Pellegrino at mtpellegrino@pell-law.com.

Sincerely,

/s/ Michael T. Pellegrino
Michael T. Pellegrino